Note 9 - Share Capital (Details Textual) CAD / shares in Units, $ in Thousands, CAD in Millions	1 Months Ended
	Jan. 31, 2017 USD ($) shares	Jan. 31, 2017 CAD CAD / shares shares	Mar. 31, 2017 shares	Dec. 31, 2016 shares
Common Stock, Shares, Issued			172,802,967	153,045,408
Common Stock, Shares, Outstanding			172,802,967	153,045,408
Private Placement [Member]
Units Issued During Period, Shares, New Issues	18,529,484	18,529,484
Units Issued During Period, Price Per Unit | CAD / shares		CAD 0.41
Proceeds from Issuance of Private Placement | CAD		CAD 7.6
Equity Units, Number of Common Shares in Each Unit		1
Equity Units, Number of Transferable Common Share Purchase Warrants in Each Unit		0.5
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1
Class of Warrant or Right, Exercise Price of Warrants or Rights | CAD / shares		CAD 0.65
Class of Warrant or Right, Term	5 years	5 years
Payments of Stock Issuance Costs | $	$ 0
Issuance of Units, Hold Period on Securities	121 days	121 days